Right to Receive Cryptocurrencies - Schedule of Rights to Receive Cryptocurrencies (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Rights to Receive Cryptocurrencies [Abstract]
Beginning balance	$ 16,193,593
Cryptocurrencies invested in short-term investments	49,770,618	331,569,220
Rewards earned from cryptocurrency short-term investment	438,266	3,653,722
Redemption of cryptocurrency short-term investments	(66,402,477)	(319,029,349)
Ending Balance		$ 16,193,593